Redeemable Noncontrolling Interest (Summary of Changes in Redeemable Noncontrolling Interest) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of year	¥ 16,221	¥ 15,589	¥ 14,869
Comprehensive income
Net income	683	632	718
Other comprehensive income (loss) foreign currency translation adjustment, net of applicable taxes	(1)	0	2
Changes in interest in subsidiaries	(7,956)	(812)
Cash distributions to redeemable noncontrolling interests	(3,500)	(2,390)	(1,061)
Balance at end of year	22,942	¥ 16,221	¥ 15,589
Redeemable Noncontrolling Interests
Comprehensive income
Changes in interest in subsidiaries	6,100
Cash distributions to redeemable noncontrolling interests	¥ (61)